NOTE 9 - Derivative liability - Warrants: Schedule of Assumptions used to estimate the fair value of the warrants (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Assumptions used to estimate the fair value of the warrants

Number of Warrants (*)	518,174
	At Issuance Date October 30, 2023	December 31, 2023	March 31, 2024
Expected life of warrants	2 years	1.83 years	1.58 years
Expected volatility	50%	50%	50%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	4.74%	4.17%	4.79%
Market price of Common share (*)	CAD 5.95	CAD 7.525	CAD 9.80
Exercise price (*)	CAD 10.50	CAD 10.50	USD 7.77

(*) After giving effect to the share consolidation indicated in (Note 12b)